CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Aug. 31, 2020	Aug. 31, 2019
Revenues:
Total Revenue	$ 4,530	$ 10,003	$ 27,004	$ 0
Cost of Goods Sold	1,300	2,900	24,521	0
Gross Profit	3,230	7,103	2,483	0
Operating Expenses:
Advertising fees	51,022	1,432	213,302	1,155
Consulting services	231,301	35,883	2,033,801	59,865
Professional fees	50,632	148,955	717,548	102,765
General and administrative expense	114,436	187,523	661,724	386,133
Total Operating Expenses	447,391	373,793	3,626,375	549,918
Operating Loss	(444,161)	(366,690)	(3,623,892)	(549,918)
Other Income (Expense)
Interest expense	(772,755)	(31,250)	(1,422,469)	(7,827)
Gain on Debt Cancellation			45,745	168,048
Changes in Fair Value of Derivative Liabilities	715,677	12,503	111,268	0
Uncollectible Note Receivable			(40,000)	0
Investment Income	148,015	0	0	100
Total Other Income (Expense)	90,937	(18,747)	(1,305,456)	160,321
Net Loss	$ (353,224)	$ (385,437)	$ (4,929,348)	$ (389,597)
Basic & Diluted Loss per Common Share	$ (0.02)	$ (0.03)	$ (0.29)	$ (0.03)
Weighted Average Common Shares Outstanding	20,335,239	12,752,506	17,101,743	12,261,293
Product Sales [Member]
Revenues:
Total Revenue	$ 4,410	$ 5,003	$ 27,004	$ 0
Consulting Revenue Related Party Member
Revenues:
Total Revenue	0	5,000
Other Income [Member]
Revenues:
Total Revenue	$ 120	$ 0